Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of future minimum lease payments for the Company's operating lease liabilities
As of December 31, 2025, future minimum lease payments for the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2026	$2,605
2027	1,200
2028	839
2029	866
2030	898
Thereafter	670

Total undiscounted lease payments	7,078
Less: Imputed interest	(1,578)

Present value of lease liabilities	5,500
Less: Operating lease liabilities, current	(1,916)

Operating lease liabilities, non-current	$3,584

Schedule of additional information related to operating leases
The following table summarizes additional information related to operating leases for the periods presented:

	December 31,
	2025	2024	2023
Weighted-average remaining lease term	4.1 years	4.6 years	5.2 years
Weighted-average discount rate	12.5%	12.3%	11.2%
Cash payments made for operating leases (in thousands)	$2,626	$2,327	$2,308